SHARE-BASED COMPENSATION (Narrative) (Details) - shares	Jun. 30, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and RSUs outstanding at end of period	138,729	252,695
Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and RSUs outstanding at end of period	116,659